Note 7 - Financial results	12 Months Ended
Dec. 31, 2023
Note 7 - Financial results
Note 7 - Financial results

7      Financial results

	Year ended December 31,
	2023	2022	2021
Interest income	201,852	86,112	38,048
Net result on changes in FV of financial assets at FVPL	11,622	(6,092)	-
Finance income	213,474	80,020	38,048
Finance cost	(106,862)	(45,940)	(23,677)
Net foreign exchange transactions results	218,383	15,654	17,287
Net foreign exchange derivatives contracts results	(8,974)	(25,666)	(7,966)
Other	(95,044)	(30,108)	(1,026)
Other financial results, net	114,365	(40,120)	8,295
Net financial results	220,977	(6,040)	22,666

Finance Income:

In 2023, 2022 and 2021 includes $61.2 million, $33.0 million and $3.3 million of interest related to instruments carried at FVPL, respectively.

In 2022 also includes a realized loss of $10.5 million related to the change in FV of certain financial instruments obtained in an operation of settlement of trade receivables.

In 2021 also includes $18.0 million of non-financial interest related to PIS and COFINS taxes recovery in Brazilian subsidiaries. For more information, see note 6 to these Consolidated Financial Statements.

Net foreign exchange transactions results:

In 2023 mainly includes result from the Argentine peso depreciation against the U.S. dollar on Argentine peso denominated net financial position at subsidiaries with functional currency U.S. dollar, the Brazilian real appreciation against the U.S. dollar on Brazilian denominated net financial position at subsidiaries with functional currency U.S. dollar, together with the result from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, offset by an increase in currency translation adjustment reserve from an Italian subsidiary.

In 2022 mainly includes result from the Argentine peso and Japanese yen depreciation against the U.S. dollar on Argentine peso and Japanese yen denominated net financial position at subsidiaries with functional currency U.S. dollar, together with the result from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by an increase in currency translation adjustment reserve from an Italian subsidiary.

In 2021 mainly includes the result from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by an increase in currency translation adjustment reserve from an Italian subsidiary, together with the result from the Argentine peso and Japanese yen depreciation against the U.S. dollar on Argentine peso and Japanese yen denominated net financial position at subsidiaries with functional currency U.S. dollar.

Net foreign exchange derivatives contracts results:

In 2023 includes mainly losses on derivatives covering net receivables in Brazilian real.

In 2022 includes mainly losses on derivatives covering net receivables in Brazilian real and net liabilities in Euro and Japanese yen.

In 2021 includes mainly losses on derivatives covering net liabilities in Euro and Japanese yen, partially offset by gains on derivatives covering net receivables in Brazilian real.

Other:

In 2023 includes a net loss of $94.7 million related to the transfer of Argentine sovereign bonds paid as dividend in kind from an Argentinian subsidiary to its shareholders. For more information see note 29.

In 2022 includes a loss of $29.8 million related to the transfer of Argentine sovereign bonds paid as dividend in kind from an Argentinian subsidiary to its shareholders.